Segmented Information (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Silver	$ 14,617	$ 9,048	$ 38,725	$ 15,948
Copper	2,512	7,275	11,904	14,335
Gold	9,866	6,741	16,634	13,117
Penalties, treatment costs and refining charges	(208)	(1,259)	(1,043)	(2,759)
Revenue	$ 26,787	$ 21,805	$ 66,220	$ 40,641